Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of domestic and foreign components of income (loss) before income taxes from continuing operations
	2016	2015
Domestic	$(24,847)	$(13,691)
Foreign	(1,885)	1,963

Loss from Continuing Operations before Provision for Income Taxes	$(26,732)	$(11,728)

Schedule of components of income tax provision (benefit)
	2016	2015
Foreign
Current	$-	$-
Deferred	(1,295)	1,786
U.S. federal
Current	-	-
Deferred	(5,247)	(5,706)
State and Local
Current	(1)	--
Deferred	(1,845)	(1,073)
	(8,388)	(4,993)
Change in valuation allowance	8,387	4,993

Income Tax Provision	$(1)	$-

Schedule of reconciliation between the U.S. statutory federal income tax rate and the company's effective rate
	2016	2015
U.S. federal statutory rate	34.0%	34.0%
State income taxes, net of federal benefit	3.4	6.3
Impairment of goodwill	(9.4)
Incentive stock options	(1.0)	(2.3)
State rate change and other	1.1	(0.2)
US-Foreign income tax rate difference	(0.6)	1.3
Other permanent items	3.9	3.5
Change in valuation allowance	(31.4)	(42.6)
Effective Rate	0.0%	0.0%

Schedule of deferred tax assets

(in 000s)	2016	2015
Deferred Tax Asset
Net operating loss carryovers	$18,293	$13,149
Deferred revenue	4,663	2,732
Stock based compensation	556	606
Deb debenture	130	--
Research credits	159	159
Accrued compensation	296	130
Reserves	846	--
Other	887	228

Total Deferred Tax Asset	25,830	17,004
Less: valuation allowance	(19,472)	(11,085)

Deferred Tax Asset, Net of Valuation Allowance	$6,358	$5,919

Deferred Tax Liabilities	2016	2015
Intangible assets	$(5,312)	$(4,917)
Fixed assets	(312)	(209)
Other	(12)	(80)
Prepaid maintenance	(20)	(145)
Capitalized research	(702)	(568)
Total deferred tax liabilities	(6,358)	(5,919)

Net Deferred Tax Asset (Liability)	$--	$--